Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities - Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss after income tax expense for the year	$ (12,746,020)	$ (9,367,206)	$ (62,015,184)
Adjustments for:
Depreciation and amortization	1,808,929	1,701,615	1,993,093
Add back share based payments	2,263,843	862,227	2,058,659
Changes in fair value of US investor warrant	189,983
US warrants transaction costs	493,487
Non-cash share based payment to strategic investor			47,468,071
Changes in fair value of comparability milestone			542,075
Add back (gain) on disposal of assets			(18,493)
Add back Non-cash finance expenses	0	0	0
Unrealized (gain)/loss on exchange through the profit and loss	(401,557)	(218,567)	844,864
Net change in fair value of convertible note liability	866,848	751,816	607,637
Change in operating assets and liabilities:
(Increase) in current receivables	(1,237,978)	(2,025,716)	(394,922)
Decrease/(increase) in other operating assets	(247,396)	(865,245)	324,983
(Decrease)/increase in trade and other payables	1,075,067	1,377,141	(1,491,882)
Increase/(decrease) in employee benefits	158,091	(7,120)	(45,165)
(Decrease)/increase in income tax payable		(21,549)	712
(Decrease) in deferred tax liability		(694,194)	(1,184,139)
Net cash flows used in operating activities	$ (7,776,703)	$ (8,506,798)	$ (11,309,691)